Operating Expenses Before Credit Impairment Charges, Provisions and Charges	12 Months Ended
Dec. 31, 2022
Expenses by nature [abstract]
Operating Expenses Before Credit Impairment Charges, Provisions and Charges
6. OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS AND CHARGES
For the years ended 31 December

			Group
	2022	2021	2020
	£m	£m	£m
Staff costs:
Wages and salaries	745	745	788
Performance-related payments	170	183	97
Social security costs	112	112	101
Pensions costs: – defined contribution plans	60	64	66
–defined benefit plans	28	38	38
Other share-based payments	—	—	—
Other personnel costs	44	41	33
	1,159	1,183	1,123
Other administration expenses	888	826	706
Depreciation, amortisation and impairment	296	501	561
Total	2,343	2,510	2,390
Staff costs
’Performance-related payments’ include bonuses paid in cash and share awards granted under the arrangements described in Note 36. Included in this are equity-settled share-based payments, none of which related to option-based schemes. These are disclosed in the table below as ‘Shares awards’. Performance-related payments above include amounts related to deferred performance awards as follows:

	Costs recognised in 2022			Costs expected to be recognised in 2023 or later
	Arising from awards in current year	Arising from awards in prior year	Total	Arising from awards in current year	Arising from awards in prior year	Total
	£m	£m	£m	£m	£m	£m
Cash	3	5	8	6	8	14
Shares	3	5	8	6	8	14
	6	10	16	12	16	28
The following table shows the amount of bonus awarded to employees for the performance year 2022. In the case of deferred cash and shares awards, the final amount paid to an employee is influenced by forfeiture provisions and any performance conditions to which the awards are subject. The deferred shares award amount is based on the fair value of the awards at the date of grant.

	Expenses charged in the year		Expenses deferred to future periods		Total
	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m
Cash award – not deferred	145	156	—	—	145	156
–deferred	8	8	14	15	22	23
Shares award – not deferred	9	11	—	—	9	11
–deferred	8	8	14	14	22	22
Total discretionary bonus	170	183	28	29	198	212
'Other share-based payments’ consist of options granted under the Employee Sharesave scheme which comprise the Santander UK group’s cash-settled share-based payments. For more, see Note 36.
The average number of full-time equivalent staff was 18,123 (2021: 19,704, 2020: 21,998).
Depreciation, amortisation and impairment
In 2022, depreciation, amortisation and impairment included depreciation of £73m (2021: £81m, 2020: £92m) on operating lease assets (where the Santander UK group is the lessor) with a carrying amount of £577m at 31 December 2022 (2021: £595m, 2020: £542m). It also included depreciation of £19m (2021: £19m, 2020: £58m) on right-of-use assets with a carrying amount of £112m at 31 December 2022 (2021: £117m, 2020: £100m).
'Other administration expenses' includes £21m (2021: £23m, 2020: £10m) related to short-term leases.In 2022, 'Depreciation, amortisation and impairment' included an impairment charge of £10m (2021: £88m, 2020: £nil) associated with branch and head office site closures as part of the transformation programme. For more, see Note 21.